Note 16 - Financial Instruments With Off-balance Sheet Risk	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
Note
16
- Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit. Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheet.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments.

A summary of the Company's financial instrument commitments at
December
31,
2019
and
2018
is as follows (in thousands):

	2019	2018
Commitments to originate loans	$10,184	$17,593
Unfunded commitments under lines of credit	15,181	14,569
Standby letters of credit	38	83

Commitments to extend credit are agreements to lend to a customer as long as there is no
violation of any condition established in the contract. Since the commitments may
expire without being drawn upon, the total commitment amounts do not
necessarily represent future cash requirements. Commitments generally have fixed expiration dates or other termination clauses and may
require payment of a fee. The Company evaluates each customer’s credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation. Collateral held varies, but includes principally residential and commercial real estate.